MILLER INVESTMENT TRUST

  Miller Convertible Bond Fund

Miller Convertible Plus Fund

Miller Intermediate Bond Fund

Incorporated herein by reference is the definitive version of the supplement for the Miller Convertible Bond Fund, Miller Convertible Plus Fund, and Miller Intermediate Bond Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 31, 2014 (SEC Accession No. 0000910472-14-006028).